Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings
The following is a reconciliation of income taxes at the statutory rate 21% to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	Nine months ended September 30,				Year ended December 31,
	2021		2020		2020		2019		2018
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT

	(unaudited)		(unaudited)
Earnings before income taxes (“EBT”)	$417		$(22)		$529		$497		$256

Income taxes at statutory rate	$88	21%	$(5)	(23%)	$111	21%	$104	21%	$54	21%
Effect of permanent items	19	5%	(3)	(13%)	(4)	(1%)	(2)	—%	(7)	(3%)

Provision for income taxes as shown in the statement of earnings	$107	26%	$(8)	(36)%	$107	20%	$102	21%	$47	18%

Components of income tax provision (credit)
The total income tax provision consists of (in millions):

	2020	2019	2018
Current taxes:
Federal	$60	$152	$130
State	2	4	3
Deferred taxes:
Federal	45	(54)	(86)

Provision for income taxes	$107	$102	$47

Components of deferred tax assets and liabilities
Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2020			2019
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserve s	$531	$68	$599	$601	$46	$647
Other, net	10	(2)	8	7	(2)	5

Total deferred tax assets	541	66	607	608	44	652
Deferred tax liabilities:
Investment securities	(97)	(537)	(634)	(78)	(369)	(447)
Deferred policy acquisition costs	(212)	197	(15)	(236)	143	(93)
Insurance claims and reserves transition liability	(57)	—	(57)	(68)	—	(68)

Total deferred tax liabilities	(366)	(340)	(706)	(382)	(226)	(608)

Net deferred tax asset (liability)	$175	$(274)	$(99)	$226	$(182)	$44